Taxation - Loss Before Income Taxes (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income Tax Disclosure [Abstract]
PRC	¥ (382,509)	$ (52,404)	¥ (251,578)	¥ (261,306)
Non-PRC	(171,819)	(23,538)	(386,072)	(284,474)
Loss before taxes	¥ (554,328)	$ (75,942)	¥ (637,650)	¥ (545,780)